Insurance technical provisions and pension plans (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Technical provisions by product
Health (Health and Dental)		R$ 11,132,262	R$ 10,391,680
Auto / Personal Liability (Non life - Auto)		3,364,644	3,209,143
DPVAT (Personal Injury Caused by Automotive Vehicles)		560,255	603,870
Life		13,537,345	11,275,729
RE (Non life - Property)		1,388,555	1,394,736
PGBL (Pension)		37,380,354	36,188,888
VGBL (Pension)		176,496,784	166,104,340
Defined Benefits Plans - Traditional Plans (Pension)		24,442,492	22,409,901
Total	[1]	268,302,691	251,578,287
Insurance
Technical provisions by product
Health (Health and Dental)		11,132,262	10,391,680
Auto / Personal Liability (Non life - Auto)		3,364,644	3,209,143
DPVAT (Personal Injury Caused by Automotive Vehicles)		558,432	601,114
Life		0	310,829
RE (Non life - Property)		1,388,555	1,394,736
PGBL (Pension)		0	0
VGBL (Pension)		0	0
Defined Benefits Plans - Traditional Plans (Pension)		0	0
Total	[2],[3]	16,443,893	15,907,502
Life and Pension
Technical provisions by product
Health (Health and Dental)	[4]	0	0
Auto / Personal Liability (Non life - Auto)	[4]	0	0
DPVAT (Personal Injury Caused by Automotive Vehicles)	[4]	1,823	2,756
Life	[4]	13,537,345	10,964,900
RE (Non life - Property)	[4]	0	0
PGBL (Pension)	[4]	37,380,354	36,188,888
VGBL (Pension)	[4]	176,496,784	166,104,340
Defined Benefits Plans - Traditional Plans (Pension)	[4]	24,442,492	22,409,901
Total	[3],[4],[5],[6]	R$ 251,858,798	R$ 235,670,785

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$1,925,656 thousand and the Provision for Related Expenses of R$105,781 thousand;
[3]	In Insurance are included non life products, health and dental; and in Life and pension are included all life products, including life insurance with survival risk, and pension plans.
[4]	Includes life insurance and pension plans.
[5]	Includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$164,597 thousand.
[6]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$3,120,662 thousand, 'Provision of related expenses' in the amount of R$638,216 thousand, 'Complementary Provision for Coverage (PCC)' in the amount of R$2,375,585 thousand and' Other provisions' in the amount of R$1,647,054 thousand;